Investment Objectives and Goals - Avory Foundational ETF	Dec. 19, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AVORY FOUNDATIONAL ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Avory Foundational ETF (the “Fund”) seeks to achieve long-term capital appreciation.